Select
                                   Dimensions
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Hartford Life and Annuity
Insurance Company
Separate Account Three

Hartford Life and Annuity
Insurance Company
Separate Account Five

Hartford Life
Insurance Company
Separate Account Three

Hartford Life
Insurance Company
Separate Account Five

Semi Annual Report
June 30, 1998

                                   [Dean Witter Logo] Dean Witter

Select Dimensions
[picture of a deer]

Hartford Life and Annuity
Insurance Company
Separate Account Three

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Assets & Liabilities
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
                                                                                               North American
                                                                                                 Government       Balanced
                                                                               Money Market      Securities        Growth
                                                                                 Portfolio       Portfolio        Portfolio
                                                                                Sub-Account     Sub-Account      Sub-Account
                                                                             ---------------- --------------- ----------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Money Market Portfolio
  Shares                                   83,798,012
  Cost                                    $83,798,012
  Market Value .............................................................   $ 83,798,012            --               --
 North American Government Securities Portfolio
  Shares                                      548,399
  Cost                                     $5,536,823
  Market Value .............................................................           --       $ 5,582,698             --
 Balanced Growth Portfolio
  Shares                                    5,178,822
  Cost                                    $68,494,212
  Market Value .............................................................           --              --       $ 83,430,816
 Utilities Portfolio
  Shares                                    3,481,760
  Cost                                    $44,560,736
  Market Value .............................................................           --              --               --
 Dividend Growth Portfolio
  Shares                                   27,439,035
  Cost                                   $450,986,995
  Market Value .............................................................           --              --               --
 Value-Added Market Portfolio
  Shares                                       74,857
  Cost                                   $105,322,470
  Market Value .............................................................           --              --               --
 Growth Portfolio
  Shares                                    2,522,920
  Cost                                    $35,262,191
  Market Value .............................................................           --              --               --
 American Value Portfolio
  Shares                                   12,781,087
  Cost                                   $202,013,143
  Market Value .............................................................           --              --               --
 Global Equity Portfolio
  Shares                                    7,434,915
  Cost                                    $89,575,178
  Market Value .............................................................           --              --               --
 Due from Hartford Life and Annuity Insurance Company ......................           --           8,650          175,620
 Receivable from fund shares sold ..........................................         95,306            --               --
                                                                                -----------      ----------      -----------
 Total Assets ..............................................................     83,893,318       5,591,348       83,606,436
                                                                                -----------      ----------      -----------
Liabilities:
 Due to Hartford Life and Annuity Insurance Company ........................         94,954            --               --
 Payable for fund shares purchased .........................................           --             8,661          173,445
                                                                                -----------      ----------      -----------
 Total Liabilities .........................................................         94,954           8,661          173,445
                                                                                -----------      ----------      -----------
 Net Assets (variable annuity contract liabilities) . ......................    $83,798,364      $5,582,687      $83,432,991
                                                                                ===========      ==========      ===========
Deferred Annuity Contracts in the Accumulation Period:
 Group Sub-Accounts
 Units Owned by Contractholders ............................................      7,263,325         482,795        4,788,062
 Unit Price ................................................................    $ 11.519121      $11.496197      $ 17.420684
Annuity Contracts in the Annuity Period:
 Group Sub-Accounts
 Units Owned by Contractholders ............................................         11,394           2,817            1,245
 Unit Price ................................................................    $ 11.519121      $11.496197      $ 17.420684

The accompanying notes are an integral part of these financial statements.

---------------------------------------2---------------------------------------

-------------------------------------------------------------------------------

                                          Value-Added                              American             Global
    Utilities       Dividend Growth          Market             Growth              Value               Equity
    Portfolio          Portfolio           Portfolio           Portfolio          Portfolio           Portfolio
   Sub-Account        Sub-Account         Sub-Account         Sub-Account        Sub-Account         Sub-Account
----------------   -----------------   -----------------   ----------------   -----------------   -----------------
          --                  --                  --                 --                  --                  --
          --                  --                  --                 --                  --                  --
          --                  --                  --                 --                  --                  --
  $ 60,269,258                --                  --                 --                  --                  --
          --         $ 580,884,363                --                 --                  --                  --
          --                  --       $ 143,202,084                 --                  --                  --
          --                  --                  --         $ 44,933,208                --                  --
          --                  --                  --                 --         $ 274,793,379                --
          --                  --                  --                 --                  --         $ 108,178,011
        50,737             523,596                --               64,271             147,829              83,289
          --                  --              21,088                 --                  --                  --
  ------------       -------------       -------------       ------------       -------------       -------------
    60,319,995         581,407,959         143,223,172         44,997,479         274,941,208         108,261,300
  ------------       -------------       -------------       ------------       -------------       -------------
          --                  --                21,091               --                  --                  --
        51,109             525,191                --               64,277             148,078              83,282
  ------------       -------------       -------------       ------------       -------------       -------------
        51,109             525,191              21,091             64,277             148,078              83,282
  ------------       -------------       -------------       ------------       -------------       -------------
  $ 60,268,886       $ 580,882,768       $ 143,202,081       $ 44,933,202       $ 274,793,130       $ 108,178,018
  ============       =============       =============       ============       =============       =============
     3,204,712          24,396,718           7,231,260          2,464,081          11,551,622           7,302,004
     18.803031            23.79514           19.798976          18.230887           23.786242           14.814524
           563              15,106               1,542                593                 986                 156
     18.803031            23.79514           19.798976          18.230887           23.786242           14.814524

---------------------------------------3---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Assets & Liabilities--(continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Developing        Emerging        Diversified
                                                                                 Growth           Markets          Income
                                                                                Portfolio        Portfolio        Portfolio
                                                                               Sub-Account      Sub-Account      Sub-Account
                                                                            ---------------- ---------------- ----------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Developing Growth Portfolio
  Shares                                      3,874,310
  Cost                                      $61,883,946
  Market Value ............................................................   $ 81,089,308             --               --
 Emerging Markets Portfolio
  Shares                                      1,753,618
  Cost                                      $89,575,178
  Market Value ............................................................           --       $ 15,694,877             --
 Diversified Income Portfolio
  Shares                                      6,574,029
  Cost                                      $67,098,826
  Market Value ............................................................           --               --       $ 66,989,354
 Mid-Cap Growth Portfolio
  Shares                                      2,002,838
  Cost                                      $21,724,855
  Market Value ............................................................           --               --               --
 Morgan Stanley High Yield Portfolio
  Shares                                        343,756
  Cost                                       $3,778,051
  Market Value ............................................................           --               --               --
 Morgan Stanley MidCap Portfolio
  Shares                                        145,922
  Cost                                       $2,138,544
  Market Value ............................................................           --               --               --
 Morgan Stanley Emerging Markets Debt Fund
  Shares                                         12,613
  Cost                                         $123,548
  Market Value ............................................................           --               --               --
 Van Kempen Strategic Stock Fund
  Shares                                         82,576
  Cost                                         $946,064
  Market Value ............................................................           --               --               --
 Van Kempen Enterprise Fund
  Shares                                         44,012
  Cost                                         $906,520
  Market Value ............................................................           --               --               --
 Due from Hartford Life and Annuity Insurance Company .....................          1,991            5,655           22,165
 Receivable from fund shares sold .........................................            835             --               --
                                                                              ------------     ------------     ------------
 Total Assets .............................................................     81,092,134       15,700,532       67,011,519
                                                                              ------------     ------------     ------------
Liabilities:
 Due to Hartford Life Insurance Company ...................................           --               --               --
 Due to Hartford Life Insurance Company ...................................
 Due to Hartford Life and Annuity Insurance Company .......................           --               --               --
 Payable for fund shares purchased ........................................           --              5,669           22,167
                                                                              ------------     ------------     ------------
 Total Liabilities ........................................................           --             5,669           22,167
                                                                              ------------     ------------     ------------
 Net Assets (variable annuity contract liabilities) . .....................   $ 81,092,134     $ 15,694,863     $ 66,989,352
                                                                              ============     ============     ============
Deferred Annuity Contracts in the Accumulation Period:
 Group Sub-Accounts
 Units Owned by Contractholders ...........................................      3,946,899        1,734,062        5,346,334
 Unit Price ...............................................................      20.542889         9.044886        12.525831
Annuity Contracts in the Annuity Period:
 Group Sub-Accounts
 Units Owned by Contractholders ...........................................            556            1,157            1,762
 Unit Price ...............................................................      20.542889         9.044886        12.525831

The accompanying notes are an integral part of these financial statements.

---------------------------------------4----------------------------------------

--------------------------------------------------------------------------------

                                                          Morgan Stanley
     Mid-Cap        Morgan Stanley     Morgan Stanley        Emerging          Van Kempen       Van Kempen
     Growth           High Yield           Mid-Cap         Markets Debt     Strategic Stock     Enterprise
    Portfolio          Portfolio          Portfolio            Fund               Fund             Fund
   Sub-Account        Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account
----------------   ----------------   ----------------   ---------------   -----------------   ------------
          --                --                 --                --                 --                --
          --                --                 --                --                 --                --
          --                --                 --                --                 --                --
  $ 24,674,967              --                 --                --                 --                --
          --         $ 3,784,758               --                --                 --                --
          --                --          $ 2,120,246              --                 --                --
          --                --                 --          $  117,304               --                --
          --                --                 --                --           $  928,985              --
          --                --                 --                --                 --          $  927,327
       111,483           309,267             13,710              --                1,072             7,692
          --                --                 --                   4               --                --
  ------------       -----------        -----------        ----------         ----------        ----------
    24,786,450         4,094,025          2,133,956           117,308            930,057           935,019
  ------------       -----------        -----------        ----------         ----------        ----------
        40,997              --                 --                --                 --                --
          --                --                 --                   4               --                --
        70,539           309,268             13,736              --                1,070             7,683
  ------------       -----------        -----------        ----------         ----------        ----------
       111,536           309,268             13,736                 4              1,070             7,683
  ------------       -----------        -----------        ----------         ----------        ----------
  $ 24,674,914       $ 3,784,757        $ 2,120,220        $  117,304         $  928,987        $  927,336
  ============       ===========        ===========        ==========         ==========        ==========
     1,985,682           379,095            221,251            12,847             95,125            91,860
      12.42642          9.983667           9.582861          9.131023           9.765936          10.09509
          --                --                 --                --                 --                --
          --                --                 --                --                 --                --

---------------------------------------5---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    North American          Balanced
                                                                Money Market          Government             Growth
                                                                  Portfolio      Securities Portfolio       Portfolio
                                                                 Sub-Account          Sub-Account          Sub-Account
                                                               --------------   ----------------------   --------------
Investment Income:
 Dividends .................................................      1,929,536             107,012               909,944
Expenses:
 Mortality and expense undertakings ........................       (529,007)            (35,613)             (524,432)
                                                                 ----------            --------            ----------
  Net investment income (loss) .............................      1,400,529              71,399               385,512
                                                                 ----------            --------            ----------
Capital gains income                                                   --                  --               1,697,873
                                                                 ----------            --------            ----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........           --                   646                   721
 Net unrealized appreciation (depreciation) of
  investments during the period ............................           --                 6,218             4,808,257
                                                                 ----------            --------            ----------
  Net gain (loss) on investments ...........................           --                 6,864             4,808,978
                                                                 ----------            --------            ----------
  Net increase (decrease) in net assets resulting from
   operations ..............................................     $1,400,529            $ 78,263            $6,892,363
                                                                 ==========            ========            ==========

The accompanying notes are an integral part of these financial statements.

---------------------------------------6-------------------------------------

--------------------------------------------------------------------------------

                                      Value-Added                         American          Global
  Utilities      Dividend Growth         Market           Growth           Value            Equity
  Portfolio         Portfolio          Portfolio        Portfolio        Portfolio         Portfolio
 Sub-Account       Sub-Account        Sub-Account      Sub-Account      Sub-Account       Sub-Account
-------------   -----------------   ---------------   -------------   ---------------   --------------
    635,565          4,935,058            799,369              --           497,037          862,026
   (381,468)        (3,714,248)          (938,583)       (291,044)       (1,675,981)        (695,986)
   --------         ----------           --------        --------        ----------         --------
    254,097          1,220,810           (139,214)       (291,044)       (1,178,944)         166,040
   --------         ----------           --------        --------        ----------         --------
    657,872         23,297,871          1,970,707       1,177,870        22,283,610          368,656
   --------         ----------          ---------       ---------        ----------         --------
      2,708            (10,932)             1,334           4,136           (24,093)          37,562
  4,720,360         38,524,925         11,023,834       2,927,518        21,504,795       10,884,136
  ---------         ----------         ----------       ---------        ----------       ----------
  4,723,068         38,513,993         11,025,168       2,931,654        21,480,702       10,921,698
  ---------         ----------         ----------       ---------        ----------       ----------
 $5,635,037       $ 63,032,674        $12,856,661      $3,818,480      $ 42,585,368      $11,456,394
 ==========       ============        ===========      ==========      ============      ===========

---------------------------------------7---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Operations--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Developing        Emerging        Diversified
                                                                   Growth          Markets           Income
                                                                 Portfolio        Portfolio         Portfolio
                                                                Sub-Account      Sub-Account       Sub-Account
                                                               -------------   ---------------   --------------
Investment Income:
 Dividends .................................................        51,723           124,625        2,314,558
Expenses:
 Mortality and expense undertakings ........................      (549,879)         (134,878)        (425,835)
                                                                ----------      ------------       ----------
  Net investment income (loss) .............................      (498,156)          (10,253)       1,888,723
                                                                ----------      ------------       ----------
Capital gains income                                               110,206            44,837           85,594
                                                                ----------      ------------       ----------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........        74,404          (377,841)           1,625
 Net unrealized appreciation (depreciation) of
  investments during the period ............................     6,874,911        (3,825,923)        (598,612)
                                                                ----------      ------------       ----------
  Net gain (loss) on investments ...........................     6,949,315        (4,203,764)        (596,987)
                                                                ----------      ------------       ----------
  Net increase (decrease) in net assets resulting from
   operations ..............................................    $6,561,365      $ (4,169,180)      $1,377,330
                                                                ==========      ============       ==========

*From inception, April 1, 1998 to June 30, 1998.

The accompanying notes are an integral part of these financial statements.

---------------------------------------8---------------------------------------

--------------------------------------------------------------------------------

                                                         Morgan Stanely*
   Mid-Cap       Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    Growth          High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
  Portfolio         Portfolio           Portfolio             Fund                Fund             Fund
 Sub-Account       Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-------------   -----------------   -----------------   ----------------   -----------------   ------------
     73,877             --                   --                 --                  --               --
   (147,279)          (6,738)              (3,333)              (222)             (1,608)          (1,332)
 ----------         --------            ---------           --------           ---------         --------
    (73,402)          (6,738)              (3,333)              (222)             (1,608)          (1,332)
 ----------         --------            ---------           --------           ---------         --------
    198,842             --                   --                 --                  --               --
 ----------         --------            ---------           --------           ---------         --------
      6,047             --                    267                 49                  50              (29)
  1,569,264            6,707              (18,298)            (6,244)            (17,079)          20,807
 ----------         --------            ---------           --------           ---------         --------
  1,575,311            6,707              (18,031)            (6,195)            (17,029)          20,788
 ----------         --------            ---------           --------           ---------         --------
 $1,700,751         $    (31)           $ (21,364)          $ (6,417)          $ (18,637)        $ 19,446
 ==========         ========            =========           ========           =========         ========

---------------------------------------9---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        North American           Balanced
                                                                      Money               Government              Growth
                                                                Market Portfolio     Securities Portfolio       Portfolio
                                                                   Sub-Account            Sub-Account          Sub-Account
                                                               ------------------   ----------------------   ---------------
 Net investment income (loss) ..............................      $  1,400,529            $   71,399          $    385,512
 Capital gains income ......................................              --                    --               1,697,873
 Net realized gain (loss) on security transactions .........              --                     646                   721
 Net unrealized appreciation (depreciation) of
  investments during the period ............................              --                   6,218             4,808,257
                                                                  ------------            ----------          ------------
 Net increase (decrease) in net assets resulting from
  operations ...............................................      $  1,400,529            $   78,263          $  6,892,363
                                                                  ------------            ----------          ------------
Unit transactions:
 Purchases .................................................        13,630,489               747,776             6,024,577
 Net transfers .............................................           846,113               313,523             7,207,111
 Surrenders ................................................        (7,126,619)             (267,514)           (1,992,912)
 Net annuity transactions ..................................           129,491                31,867                (3,637)
                                                                  ------------            ----------          ------------
 Net increase (decrease) in net assets resulting from
  unit transactions ........................................         7,479,474               825,652            11,235,139
                                                                  ------------            ----------          ------------
 Total increase (decrease) in net assets . .................         8,880,003               903,915            18,127,502
Net assets:
 Beginning of period .......................................        74,918,361             4,678,772            65,305,489
                                                                  ------------            ----------          ------------
 End of period .............................................      $ 83,798,364            $5,582,687          $ 83,432,991
                                                                  ============            ==========          ============

--------------------------------------------------------------------------------
Hartford Life and Annuity Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                                          North American
                                                                        Money               Government            Balanced
                                                                  Market Portfolio     Securities Portfolio       Portfolio
                                                                     Sub-Account            Sub-Account          Sub-Account
                                                                 ------------------   ----------------------   --------------
Operations:
 Net investment income (loss) . ..............................     $   3,091,495            $  145,013          $    349,565
 Capital gains income . ......................................              --                    --                 153,577
 Net realized gain (loss) on security transactions . .........              --                    (263)              (30,616)
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................              --                  38,369             6,868,859
                                                                   -------------            ----------          ------------
 Net increase (decrease) in net assets resulting from
  operations .................................................         3,091,495               183,119             7,341,385
                                                                   -------------            ----------          ------------
Unit transactions:
 Purchases ...................................................        64,717,334             1,138,836            18,839,623
 Net transfers ...............................................       (63,595,299)              (44,078)            6,155,476
 Surrenders ..................................................       (10,838,772)             (426,779)           (3,322,915)
 Net annuity transactions ....................................              --                    --                   8,967
                                                                   -------------            ----------          ------------
 Net increase (decrease) in net assets resulting from
  unit transactions ..........................................        (9,716,737)              667,979            21,681,151
                                                                   -------------            ----------          ------------
 Total increase (decrease) in net assets . ...................        (6,625,242)              851,098            29,022,536
Net assets:
 Beginning of period .........................................        81,543,603             3,827,674            36,282,953
                                                                   -------------            ----------          ------------
 End of period . .............................................     $  74,918,361            $4,678,772          $ 65,305,489
                                                                   =============            ==========          ============

The accompanying notes are an integral part of these financial statements.

---------------------------------------10---------------------------------------

--------------------------------------------------------------------------------

                                        Value-Added                           American            Global
   Utilities       Dividend Growth         Market            Growth             Value             Equity
   Portfolio          Portfolio          Portfolio         Portfolio          Portfolio         Portfolio
  Sub-Account        Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account
---------------   -----------------   ---------------   ---------------   ----------------   ---------------
 $    254,097       $   1,220,810      $   (139,214)     $   (291,044)      $ (1,178,944)     $     66,040
      657,872          23,297,871         1,970,707         1,177,870         22,283,610           368,656
        2,708             (10,932)            1,334             4,136            (24,093)           37,562
    4,720,360          38,524,925        11,023,834         2,927,518         21,504,795        10,884,136
 ------------       -------------      ------------      ------------       ------------      ------------
    5,635,037          63,032,674        12,856,661         3,818,480         42,585,368        11,356,394
 ------------       -------------      ------------      ------------       ------------      ------------
    5,040,193          38,935,313         7,968,944         3,890,152         17,446,132         5,406,875
    3,304,048          28,716,415         4,912,993         1,797,456         12,808,520         4,792,932
   (1,979,221)        (14,426,144)       (2,973,597)       (1,204,280)        (6,916,171)       (3,056,804)
       (1,450)            268,064            (5,613)           (1,248)            (4,502)             (271)
 ------------       -------------      ------------      ------------       ------------      ------------
    6,363,570          53,493,648         9,902,727         4,482,080         23,333,979         7,142,732
 ------------       -------------      ------------      ------------       ------------      ------------
   11,998,607         116,526,322        22,759,388         8,300,560         65,919,347        18,499,126
   48,270,279         464,356,446       120,442,693        36,632,642        208,873,783        89,578,892
 ------------       -------------      ------------      ------------       ------------      ------------
 $ 60,268,886       $ 580,882,768      $143,202,081      $ 44,933,202       $274,793,130      $108,078,018
 ============       =============      ============      ============       ============      ============

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   Utilities       Dividend Growth        Value-Added           Growth            American         Global Equity
   Portfolio          Portfolio        Market Portfolio       Portfolio       Value Portfolio     Value Portfolio
  Sub-Account        Sub-Account          Sub-Account        Sub-Account        Sub-Account         Sub-Account
---------------   -----------------   ------------------   ---------------   -----------------   ----------------
 $    567,984       $   2,299,595        $     28,854       $   (332,587)      $ (1,697,234)       $   (412,774)
      134,400          12,570,055             189,721            117,643          3,034,595             115,160
        7,972             (17,569)             30,754            (18,550)           (68,035)             36,445
    8,330,451          57,370,303          19,452,060          5,016,132         39,904,216           4,176,748
 ------------       -------------        ------------       ------------       ------------        ------------
    9,040,807          72,222,384          19,701,389          4,782,638         41,173,542           3,915,579
 ------------       -------------        ------------       ------------       ------------        ------------
    8,183,839         132,652,810          27,666,361         12,427,733         45,122,601          27,675,147
      175,689          35,404,176          11,734,255          3,567,836         17,691,903           8,014,517
   (3,224,364)        (16,271,820)         (3,984,638)        (1,013,872)        (6,922,611)         (3,499,654)
        9,844               3,406               1,734              6,199             (6,552)               (252)
 ------------       -------------        ------------       ------------       ------------        ------------
    5,145,008         151,788,572          35,417,712         14,987,896         55,885,341          32,189,758
 ------------       -------------        ------------       ------------       ------------        ------------
   14,185,815         224,010,956          55,119,101         19,770,534         97,058,883          36,105,337
   34,084,464         240,345,490          65,323,592         16,862,108        111,814,900          53,473,555
 ------------       -------------        ------------       ------------       ------------        ------------
 $ 48,270,279       $ 464,356,446        $120,442,693       $ 36,632,642       $208,873,783        $ 89,578,892
 ============       =============        ============       ============       ============        ============

---------------------------------------11--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Developing       Emerging      Diversified       Mid-Cap
                                                                    Growth         Markets          Income         Growth
                                                                  Portfolio       Portfolio       Portfolio       Portfolio
                                                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                               --------------- --------------- --------------- --------------
 Net investment income (loss) . ..............................  $   (498,156)   $    (10,253)   $  1,888,723    $   (73,402)
 Capital gains income . ......................................       110,206          44,837          85,594        198,842
 Net realized gain (loss) on security transactions . .........        74,404        (377,841)          1,625          6,047
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................     6,874,911      (3,825,923)       (598,612)     1,569,264
                                                                ------------    ------------    ------------    -----------
 Net increase (decrease) in net assets resulting from
  operations .................................................     6,561,365      (4,169,180)      1,377,330      1,700,751
                                                                ------------    ------------    ------------    -----------
Unit transactions:
 Purchases ...................................................     3,250,336         592,932       5,258,376      3,645,279
 Net transfers ...............................................    (1,777,900)     (1,854,241)      8,378,783      2,602,957
 Surrenders ..................................................    (2,588,267)       (688,845)     (3,142,670)      (476,488)
 Net annuity transactions ....................................        (2,107)         (2,061)          9,123           --
                                                                ------------    ------------    ------------    -----------
 Net increase (decrease) in net assets resulting from
  unit transactions ..........................................    (1,117,938)     (1,952,215)     10,503,612      5,771,748
                                                                ------------    ------------    ------------    -----------
 Total increase (decrease) in net assets . ...................     5,443,427      (6,121,395)     11,880,942      7,472,499
Net assets:
 Beginning of period .........................................    75,648,707      21,816,258      55,108,410     17,202,415
                                                                ------------    ------------    ------------    -----------
 End of period . .............................................  $ 81,092,134    $ 15,694,863    $ 66,989,352    $24,674,914
                                                                ============    ============    ============    ===========

*From inception, April 1, 1998 to June 30, 1998.

--------------------------------------------------------------------------------
Hartford Life and Annuity Insurance Company
Statement of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                   Developing
                                                                Growth Portfolio
                                                                   Sub-Account
                                                               ------------------
 Net investment income (loss) . ..............................    $   (784,298)
 Capital gains income . ......................................              --
 Net realized gain (loss) on security transactions . .........          (5,287)
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................       8,288,212
                                                                  ------------
 Net increase (decrease) in net assets resulting from
  operations .................................................       7,498,627
                                                                  ------------
Unit transactions:
 Purchases ...................................................      13,609,919
 Net transfers ...............................................       1,398,815
 Surrenders ..................................................      (3,560,130)
 Net annuity transactions ....................................          (3,225)
                                                                  ------------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................      11,445,379
                                                                  ------------
 Total increase (decrease) in net assets . ...................      18,944,006
Net assets:
 Beginning of period .........................................      56,704,701
                                                                  ------------
 End of period . .............................................    $ 75,648,707
                                                                  ============

                                                                                                         Mid-Cap**
                                                                     Emerging          Diversified        Growth
                                                                Markets Portfolio   Income Portfolio     Portfolio
                                                                   Sub-Account         Sub-Account      Sub-Account
                                                               ------------------- ------------------ --------------
 Net investment income (loss) . ..............................    $   (214,476)       $  2,714,644     $    10,736
 Capital gains income . ......................................            --                85,168            --
 Net realized gain (loss) on security transactions . .........        (289,528)             (5,596)         (7,656)
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................        (422,890)            109,953       1,380,848
                                                                  ------------        ------------     -----------
 Net increase (decrease) in net assets resulting from
  operations .................................................        (926,894)          2,904,169       1,383,928
                                                                  ------------        ------------     -----------
Unit transactions:
 Purchases ...................................................       7,234,504          20,848,788       9,195,939
 Net transfers ...............................................         665,359           4,855,360       6,858,060
 Surrenders ..................................................      (1,087,778)         (3,059,195)       (235,512)
 Net annuity transactions ....................................           3,713              12,363            --
                                                                  ------------        ------------     -----------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................       6,815,798          22,657,316      15,818,487
                                                                  ------------        ------------     -----------
 Total increase (decrease) in net assets . ...................       5,888,904          25,561,485      17,202,415
Net assets:
 Beginning of period .........................................      15,927,354          29,546,925            --
                                                                  ------------        ------------     -----------
 End of period . .............................................    $ 21,816,258        $ 55,108,410     $17,202,415
                                                                  ============        ============     ===========

**From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------12---------------------------------------

--------------------------------------------------------------------------------

 Morgan Stanley*    Morgan Stanley*      Morgan Stanley*       Van Kempen*       Van Kempen*
   High Yield            MidCap         Emerging Markets     Strategic Stock      Enterprise
    Portfolio          Portfolio            Debt Fund              Fund              Fund
   Sub-Account        Sub-Account          Sub-Account         Sub-Account       Sub-Account
----------------   -----------------   ------------------   -----------------   -------------
   $   (6,738)        $   (3,333)           $   (222)           $  (1,608)        $ (1,332)
         --                 --                  --                   --               --
         --                  267                  49                   50              (29)
        6,707            (18,298)             (6,244)             (17,079)          20,807
   ----------         ----------            --------            ---------         --------
          (31)           (21,364)             (6,417)             (18,637)          19,446
   ----------         ----------            --------            ---------         --------
    1,051,190          1,221,591              57,519              662,054          517,775
    2,744,768            925,595              66,279              368,701          391,919
      (11,170)            (5,602)                (77)             (83,131)          (1,804)
         --                 --                  --                   --               --
   ----------         ----------            --------            ---------         --------
    3,784,788          2,141,584             123,721              947,624          907,890
   ----------         ----------            --------            ---------         --------
    3,784,757          2,120,220             117,304              928,987          927,336
         --                 --                  --                   --               --
   ----------         ----------            --------            ---------         --------
   $3,784,757         $2,120,220            $117,304            $ 928,987         $927,336
   ==========         ==========            ========            =========         ========

---------------------------------------13--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life & Annuity Insurance Company
Notes to Financial Statements
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1.  Organization:

     Separate Account Three (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

---------------------------------------14--------------------------------------

Select Dimensions
[picture of a deer]

Hartford Life and Annuity
Insurance Company
Separate Account Five

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Assets & Liabilities
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                North American
                                                                                                  Government         Balanced
                                                                               Money Market       Securities          Growth
                                                                                 Portfolio        Portfolio         Portfolio
                                                                                Sub-Account      Sub-Account       Sub-Account
                                                                              --------------   ---------------   ---------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Money Market Portfolio
  Shares                                                     1,221,572
  Cost                                                      $1,221,572
  Market Value ............................................................    $ 1,221,572              --                --
 North American Government Securities Portfolio
  Shares                                                           105
  Cost                                                          $1,052
  Market Value ............................................................           --         $     1,065              --
 Balanced Growth Portfolio
  Shares                                                        11,858
  Cost                                                        $175,835
  Market Value ............................................................           --                --         $   191,033
 Utilities Portfolio
  Shares                                                         1,871
  Cost                                                         $30,985
  Market Value ............................................................           --                --                --
 Dividend and Growth Portfolio
  Shares                                                       117,726
  Cost                                                      $2,340,311
  Market Value ............................................................           --                --                --
 Value-Added Market Portfolio
  Shares                                                        11,856
  Cost                                                        $209,533
  Market Value ............................................................           --                --                --
 Growth Portfolio
  Shares                                                         8,862
  Cost                                                        $146,424
  Market Value ............................................................           --                --                --
 American Value Portfolio
  Shares                                                        41,689
  Cost                                                        $813,251
  Market Value ............................................................           --                --                --
 Global Equity Value Portfolio
  Shares                                                        47,743
  Cost                                                        $628,391
  Market Value ............................................................           --                --                --
 Developing Growth Portfolio
  Shares                                                        15,193
  Cost                                                        $293,437
  Market Value ............................................................           --                --                --
 Due from Hartford Life and Annuity Insurance Company .....................        190,308              --                --
 Receivable from fund shares sold .........................................           --                --                --
                                                                               -----------       -----------       -----------
 Total Assets .............................................................      1,411,880             1,065           191,033
                                                                               -----------       -----------       -----------
Liabilities:
 Due to Hartford Life and Annuity Insurance Company . .....................           --                --                --
 Payable for fund shares purchased ........................................        190,283              --                --
                                                                               -----------       -----------       -----------
 Total Liabilities . ......................................................        190,283              --                --
                                                                               -----------       -----------       -----------
 Net Assets (variable annuity contract liabilities) .......................    $ 1,221,597       $     1,065       $   191,033
                                                                               ===========       ===========       ===========
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 Units Owned by Participants . ............................................      1,153,736               100            15,387
 Unit Values ..............................................................    $  1.058819       $ 10.654800       $ 12.415289

The accompanying notes are an integral part of these financial statements.

---------------------------------------16--------------------------------------

--------------------------------------------------------------------------------

                      Dividend        Value-Added                           American          Global          Developing
   Utilities         and Growth          Market            Growth            Value         Equity Value         Growth
   Portfolio         Portfolio         Portfolio         Portfolio         Portfolio         Portfolio        Portfolio
  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
---------------   ---------------   ---------------   ---------------   ---------------   --------------   ---------------
         --                --                --                --                --               --                --
         --                --                --                --                --               --                --
         --                --                --                --                --               --                --
  $    32,383              --                --                --                --               --                --
         --         $ 2,492,268              --                --                --               --                --
         --                --         $   226,813              --                --               --                --
         --                --                --         $   157,840              --               --                --
         --                --                --                --         $   896,314             --                --
         --                --                --                --                --        $   694,661              --
         --                --                --                --                --               --         $   317,998
         --                   1              --                   1              --               --                --
         --                --                --                --                --               --                --
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
       32,383         2,492,269           226,813           157,841           896,314          694,661           317,998
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
         --                --                   2              --                   1                4                 1
         --                --                --                --                --               --                --
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
         --                --                   2              --                   1                4                 1
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
  $    32,383       $ 2,492,269       $   226,811       $   157,841       $   896,313      $   694,657       $   317,997
  ===========       ===========       ===========       ===========       ===========      ===========       ===========
        2,350           196,123            17,622            12,427            59,118           61,173            24,129
  $ 13.781544       $ 12.707670       $ 12.871221       $ 12.701200       $ 15.161493      $ 11.355579       $ 13.178795

---------------------------------------17-------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Assets & Liabilities
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                              Emerging       Diversified         Mid-Cap
                                                                              Markets           Income            Growth
                                                                             Portfolio        Portfolio         Portfolio
                                                                            Sub-Account      Sub-Account       Sub-Account
                                                                           -------------   ---------------   ---------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Emerging Market Portfolio
  Shares                                                       3,707
  Cost                                                       $42,442
  Market Value .........................................................    $   33,180              --                --
 Diversified Income Portfolio
  Shares                                                      48,680
  Cost                                                      $500,666
  Market Value .........................................................          --         $   496,045              --
 Mid-Cap Growth Portfolio
  Shares                                                      17,690
  Cost                                                      $198,320
  Market Value .........................................................          --                --         $   217,937
 Morgan Stanley High Yield Portfolio
  Shares                                                          91
  Cost                                                        $1,000
  Market Value . .......................................................          --                --                --
 Morgan Stanley MidCap Portfolio
  Shares                                                          65
  Cost                                                        $1,000
  Market Value .........................................................          --                --                --
 Morgan Stanley Emerging Markets Debt Fund
  Shares                                                          98
  Cost                                                        $1,000
  Market Value .........................................................          --                --                --
 Van Kempen Strategic Stock Fund
  Shares                                                          87
  Cost                                                        $1,000
  Market Value .........................................................          --                --                --
 Van Kempen Enterprise Fund
  Shares                                                          47
  Cost                                                        $1,000
  Market Value .........................................................          --                --                --
 Due from Hartford Life and Annuity Insurance Company ..................          --                --                --
 Receivable from fund shares sold ......................................          --                --                --
                                                                            ----------       -----------       -----------
 Total Assets ..........................................................        33,180           496,045           217,937
                                                                            ----------       -----------       -----------
Liabilities:
 Due to Hartford Life and Annuity Insurance Company . ..................          --                   1              --
 Payable for fund shares purchased .....................................          --                --                --
                                                                            ----------       -----------       -----------
 Total Liabilities . ...................................................          --                   1              --
                                                                            ----------       -----------       -----------
 Net Assets (variable annuity contract liabilities) ....................    $   33,180       $   496,044       $   217,937
                                                                            ==========       ===========       ===========
Deferred annuity contracts in the accumulation period:
Group Sub-Accounts:
 Units Owned by Contractholders . ......................................         4,477            45,251            16,813
 Unit Values ...........................................................    $ 7.412100       $ 10.962161       $ 12.962385

The accompanying notes are an integral part of these financial statements.

----------------------------------------18-------------------------------------

--------------------------------------------------------------------------------

                                       Morgan Stanley
 Morgan Stanley     Morgan Stanley        Emerging          Van Kempen        Van Kempen
   High Yield           MidCap          Markets Debt     Strategic Stock      Enterprise
    Portfolio          Portfolio            Fund               Fund              Fund
   Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account
----------------   ----------------   ---------------   -----------------   --------------
         --                 --                --                 --                 --
         --                 --                --                 --                 --
         --                 --                --                 --                 --
   $      997               --                --                 --                 --
         --           $      950              --                 --                 --
         --                 --          $      911               --                 --
         --                 --                --           $      974               --
         --                 --                --                 --           $      997
         --                 --                --                 --                 --
         --                 --                --                 --                 --
   ----------         ----------        ----------         ----------         ----------
          997                950               911                974                997
   ----------         ----------        ----------         ----------         ----------
         --                 --                --                 --                 --
         --                 --                --                 --                 --
   ----------         ----------        ----------         ----------         ----------
         --                 --                --                 --                 --
   ----------         ----------        ----------         ----------         ----------
   $      997         $      950        $      911         $      974         $      997
   ==========         ==========        ==========         ==========         ==========
          100                100               100                100                100
   $ 9.972900         $ 9.502900        $ 9.108686         $ 9.740300         $ 9.971600

---------------------------------------19--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                 North American
                                                                                   Government       Balanced
                                                                Money Market       Securities        Growth
                                                                  Portfolio        Portfolio        Portfolio
                                                                 Sub-Account      Sub-Account      Sub-Account
                                                               --------------   ---------------   ------------
Investment income:
 Dividends .................................................       $27,079            $22            $ 2,246
                                                                   -------            ---            -------
  Net investment income (loss) .............................        27,079             22              2,246
                                                                   -------            ---            -------
Capital gains income .......................................          --               --              4,004
                                                                   -------            ---            -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........          --              --                  59
 Net unrealized appreciation (depreciation) of
  investments during the period ............................          --                1             12,626
                                                                   -------            ---            -------
  Net gain (loss) on investments ...........................          --                1             12,685
                                                                   -------            ---            -------
  Net increase (decrease) in net assets resulting from
   operations ..............................................       $27,079            $23            $18,935
                                                                   =======            ===            =======

The accompanying notes are an integral part of these financial statements.

---------------------------------------20--------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global        Developing
  Utilities       and Growth        Market          Growth          Value        Equity Value       Growth
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------   ------------
   $ 228           $ 19,583        $ 1,111        $     --         $  1,612        $ 5,297         $   150
   -----           --------        -------        ----------       --------        -------         -------
     228             19,583          1,111              --            1,612          5,297             150
   -----           --------        -------        ----------       --------        -------         -------
     337            100,866          3,121             4,218         72,714          2,380             428
   -----           --------        -------        ----------       --------        -------         -------
      (1)             1,365              8                 1             38            (29)             (7)
     970            135,119         14,515             9,976         67,922         62,336          22,588
   -----           --------        -------        ----------       --------        -------         -------
     969            136,484         14,523             9,977         67,960         62,307          22,581
   -----           --------        -------        ----------       --------        -------         -------
  $1,534           $256,933        $18,755           $14,195       $142,286        $69,984         $23,159
  ======           ========        =======        ==========       ========        =======         =======

---------------------------------------21--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Operations--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Emerging      Diversified       Mid-Cap
                                                                  Markets          Income         Growth
                                                                 Portfolio       Portfolio       Portfolio
                                                                Sub-Account     Sub-Account     Sub-Account
                                                               -------------   -------------   ------------
Investment income:
 Dividends .................................................     $   250         $ 18,316         $   653
                                                                 -------         --------         -------
  Net investment income (loss) .............................         250           18,316             653
                                                                 -------         --------         -------
Capital gains income .......................................          93              659           1,772
                                                                 -------         --------         -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........          (4)               6            --
 Net unrealized appreciation (depreciation) of
  investments during the period ............................      (8,348)          (4,601)         15,147
                                                                 --------        --------         -------
  Net gain (loss) on investments ...........................      (8,352)          (4,595)         15,147
                                                                 --------        --------         -------
  Net increase (decrease) in net assets resulting from
   operations ..............................................     $(8,009)        $ 14,380         $17,572
                                                                 ========        ========         =======

* From inception, April 1, 1998 to June 30, 1998.

The accompanying notes are an integral part of these financial statements.

---------------------------------------22--------------------------------------

--------------------------------------------------------------------------------

                                         Morgan Stanley*
 Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
    Portfolio           Portfolio             Fund                Fund             Fund
   Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-----------------   -----------------   ----------------   -----------------   ------------
     $ --                $  --              $  --               $  --              $--
     -----                -----              -----               -----             ----
       --                   --                 --                  --               --
     -----                -----              -----               -----             ----
       --                   --                 --                  --               --
     -----                -----              -----               -----             ----
       --                   --                 --                  --               --
        (3)                 (50)               (89)                (26)             (3)
     -----                -----              -----               -----             ----
        (3)                 (50)               (89)                (26)             (3)
     -----                -----              -----               -----             ----
     $  (3)               $ (50)             $ (89)              $ (26)            $(3)
     ======               =====              =====               =====             ====

---------------------------------------23--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 North American
                                                                                   Government       Balanced
                                                                Money Market       Securities        Growth
                                                                  Portfolio        Portfolio        Portfolio
                                                                 Sub-Account      Sub-Account      Sub-Account
                                                               --------------   ---------------   ------------
Operations:
 Net investment income (loss) ..............................    $     27,079         $   22         $  2,246
 Capital gains income ......................................            --             --              4,004
 Net realized gain (loss) on security transactions .........            --             --                 59
 Net unrealized appreciation (depreciation) of
  investments during the period ............................            --                1           12,626
                                                                ------------         ------         --------
 Net increase (decrease) in net assets resulting from
  operations ...............................................          27,079             23           18,935
                                                                ------------         ------         --------
Unit transactions:
 Purchases .................................................       2,501,830           --               --
 Net transfers .............................................      (1,388,357)          --              9,844
 Surrenders ................................................         (15,043)          --             (1,582)
 Loan withdrawals ..........................................        (693,822)          --             (1,138)
 Cost of insurance .........................................          (6,527)          --               (653)
                                                                ------------         ------         --------
 Net increase (decrease) in net assets resulting from
  unit transactions ........................................         398,081           --              6,471
                                                                ------------         ------         --------
 Total increase (decrease) in net assets . .................         425,160             23           25,406
Net assets:
 Beginning of period .......................................         796,437          1,042          165,627
                                                                ------------         ------         --------
 End of period .............................................    $  1,221,597         $1,065         $191,033
                                                                ============         ======         ========

--------------------------------------------------------------------------------
Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets
For the Period from Inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------

                                                                                  North American
                                                                                    Government
                                                                 Money Market       Securities       Balanced
                                                                   Portfolio        Portfolio        Portfolio
                                                                  Sub-Account      Sub-Account      Sub-Account
                                                                --------------   ---------------   ------------
 Operations:
  Net investment income (loss) ..............................    $     12,586         $   30         $    238
  Capital gains income ......................................            --             --                  3
  Net realized gain (loss) on security transactions .........            --             --                  2
  Net unrealized appreciation (depreciation) of
   investments during the period ............................            --               12            2,572
                                                                 ------------         ------         --------
  Net increase (decrease) in net assets resulting from
   operations ...............................................          12,586             42            2,815
                                                                 ------------         ------         --------
 Unit transactions:
  Purchases .................................................       5,462,868          1,000            1,000
  Net transfers .............................................      (3,978,866)          --            162,221
  Surrenders ................................................          (4,968)          --               (294)
  Loan withdrawals ..........................................        (691,140)          --                 --
  Cost of insurance .........................................          (4,043)          --               (115)
                                                                 ------------         ------         --------
  Net increase (decrease) in net assets resulting from
   unit transactions ........................................         783,851          1,000          162,812
                                                                 ------------         ------         --------
  Total increase (decrease) in net assets . .................         796,437          1,042          165,627
 Net assets:
  Beginning of period . .....................................            --             --               --
                                                                 ------------         ------         --------
  End of period .............................................    $    796,437         $1,042         $165,627
                                                                 ============         ======         ========

The accompanying notes are an integral part of these financial statements.

---------------------------------------24--------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global         Developing
  Utilities       and Growth        Market          Growth          Value        Equity Value        Growth
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------   -------------
   $  228        $   19,583       $  1,111        $     --         $   1,612          $  5,297        $    150
      337           100,866          3,121             4,218          72,714             2,380             428
       (1)            1,365              8                 1              38               (29)             (7)

      970           135,119         14,515             9,976          67,922            62,336          22,588
 --------        ----------       --------         ---------       ---------          --------         -------
    1,534           256,933         18,755            14,195         142,286            69,984          23,159
 --------        ----------       --------         ---------       ---------          --------         -------

     --               --              --                --              --                --              --
   24,415          847,302          78,965            24,643          82,049           124,447          89,355
     (176)         (20,784)         (1,564)           (1,297)         (6,884)           (5,392)         (2,392)
     --           (165,105)           --                  (3)             (6)           (1,151)             (5)
      (77)          (9,047)           (682)             (567)         (2,863)           (2,392)         (1,086)
 --------       ----------        --------         ---------       ---------          --------        --------

   24,162          652,366          76,719            22,776          72,296           115,512          85,872
 --------       ----------        --------         ---------       ---------          --------        --------
   25,696          909,299          95,474            36,971         214,582           185,496         109,031
    6,687        1,582,970         131,337           120,870         681,731           509,161         208,966
 --------       ----------        --------         ---------       ---------          --------        --------
  $32,383       $2,492,269        $226,811         $ 157,841       $ 896,313          $694,657        $317,997
 ========       ==========        ========         =========       =========          ========        ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Dividend        Value-Added                          American         Global         Developing
  Utilities        and Growth         Market            Growth            Value        Equity Value        Growth
  Portfolio        Portfolio         Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
 Sub-Account      Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account
-------------   ---------------   --------------   ----------------   -------------   --------------   --------------
   $  21          $   3,650          $   185           $    32          $   318          $   257          $    10
       4                 37                2                 5               22                2             --
     --                   4               (1)               (3)               5                5              160
     427             16,838            2,765             1,440           15,141            3,933            1,973
   -----          ---------        ---------         ---------        ---------        ---------        ---------
     452             20,529            2,951             1,474           15,486            4,197            2,143
   -----          ---------        ---------         ---------        ---------        ---------        ---------
   1,000              1,000            1,000             1,000            1,000            1,000            1,000
   5,243          1,566,768          127,593           118,955          667,750          506,969          206,516
      (3)            (3,663)            (101)             (397)          (1,813)          (2,610)            (526)
     --                  (2)            --                  (1)              (2)              (1)              (1)
      (5)            (1,662)            (106)             (161)            (690)            (394)            (166)
   ------         ---------        ---------         ---------        ---------        ---------        ---------
    6,235         1,562,441          128,386           119,396          666,245          504,964          206,823
   ------         ----------       ---------         ---------        ---------        ---------        ---------
    6,687         1,582,970          131,337           120,870          681,731          509,161          208,966
     --                --               --                --               --               --               --
   ------         ----------        --------         ---------        ---------        ---------        ---------
   $6,687         $1,582,970        $131,337          $120,870         $681,731         $509,161         $208,966
   ======         ==========        ========         =========        =========        =========        =========

---------------------------------------25--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                 Emerging      Diversified        Mid-Cap
                                                                 Markets          Income          Growth
                                                                Portfolio       Portfolio        Portfolio
                                                               Sub-Account     Sub-Account      Sub-Account
                                                              -------------   -------------   --------------
Operations:
 Net investment income (loss) ..............................     $   250         $ 18,316        $    653
 Capital gains income ......................................          93              659           1,772
 Net realized gain (loss) on security transactions .........          (4)               6            --
 Net unrealized appreciation (depreciation) of
  investments during the period ............................      (8,348)          (4,601)         15,147
                                                                 -------         --------        --------
 Net increase (decrease) in net assets resulting from
  operations ...............................................      (8,009)          14,380          17,572
                                                                 -------         --------        --------
Unit transactions:
 Purchases .................................................        --               --              --
 Net transfers .............................................       4,642           33,945          68,755
 Surrenders ................................................        (325)          (4,292)         (1,635)
 Loan withdrawals ..........................................        --             (1,085)             (3)
 Cost of insurance .........................................        (141)          (1,891)           (783)
                                                                 -------         --------        --------
 Net increase (decrease) in net assets resulting from
  unit transactions ........................................       4,176           26,677          66,334
                                                                 -------         --------        --------
 Total increase (decrease) in net assets . .................      (3,833)          41,057          83,906
Net assets:
 Beginning of period . .....................................      37,013          454,987         134,031
                                                                 -------         --------        --------
 End of period .............................................     $33,180         $496,044        $217,937
                                                                 =======         ========        ========

* From inception, April 1, 1998 to June 30, 1998.

--------------------------------------------------------------------------------
Hartford Life & Annuity Insurance Company
Statement of Changes in Net Assets
For the Period from Inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------

                                                                   Emerging      Diversified      Mid-Cap*
                                                                   Markets          Income         Growth
                                                                  Portfolio       Portfolio       Portfolio
                                                                 Sub-Account     Sub-Account     Sub-Account
                                                                -------------   -------------   ------------
 Operations:
  Net investment income (loss) ..............................     $     3        $  4,938        $     76
  Capital gains income ......................................        --                 2            --
  Net realized gain (loss) on security transactions .........          (1)             15            --
  Net unrealized appreciation (depreciation) of
   investments during the period ............................        (914)            (20)          4,470
                                                                   ------        --------        --------
  Net increase (decrease) in net assets resulting
   from operations ..........................................        (912)          4,935           4,546
                                                                   ------        --------        --------
 Unit transactions:
  Purchases .................................................       1,000           1,000           1,000
  Net transfers .............................................      37,031         451,162         128,658
  Surrenders ................................................         (76)         (1,494)           (123)
  Loan withdrawals ..........................................        --              --              --
  Cost of insurance .........................................         (30)           (616)            (50)
                                                                   ------        --------        --------
  Net increase (decrease) in net assets resulting from
   unit transactions ........................................      37,925         450,052         129,485
                                                                  -------        --------        --------
  Total increase (decrease) in net assets . .................      37,013         454,987         134,031
 Net assets:
 Beginning of period . ......................................        --              --              --
                                                                  -------        --------        --------
 End of period ..............................................     $37,013        $454,987        $134,031
                                                                  =======        ========        ========

* From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

----------------------------------------26-------------------------------------

--------------------------------------------------------------------------------

                                         Morgan Stanley*
 Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
    Portfolio           Portfolio             Fund                Fund             Fund
   Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-----------------   -----------------   ----------------   -----------------   ------------
    $ --               $   --              $   --            $    --           $   --
      --                   --                  --                 --               --
      --                   --                  --                 --               --
        (3)                 (50)                (89)               (26)              (3)
     -----               ------              ------            -------           ------

        (3)                 (50)                (89)               (26)              (3)
     -----               ------              ------            -------           ------
     1,000                1,000               1,000              1,000            1,000
      --                   --                  --                 --               --
      --                   --                  --                 --               --
      --                   --                  --                 --               --
      --                   --                  --                 --               --
     -----               ------              ------            -------           ------
     1,000                1,000               1,000              1,000            1,000
     -----               ------              ------            -------           ------
       997                  950                 911                974              997
      --                   --                  --                 --               --
     -----               ------              ------            -------           ------
    $  997               $  950              $  911            $   974           $  997
    ======               ======              ======            =======           ======

---------------------------------------27--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life & Annuity Insurance Company
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization:

     Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.   Administration of the Account and Related Charges:

     In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

---------------------------------------28--------------------------------------

Select Dimensions
[picture of a deer]

Hartford Life
Insurance Company
Separate Account Three

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Assets & Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              North American
                                                                                                Government         Balanced
                                                                             Money Market       Securities          Growth
                                                                               Portfolio        Portfolio         Portfolio
                                                                              Sub-Account      Sub-Account       Sub-Account
                                                                            --------------   ---------------   ---------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Money Market Portfolio
  Shares                                           6,693,080
  Cost                                            $6,693,080
  Market Value . ........................................................    $ 6,693,080              --                --
 North American Government Securities Portfolio
  Shares                                              56,671
  Cost                                              $572,094
  Market Value . ........................................................           --       $   576,913                --
 Balanced Growth Portfolio
  Shares                                             613,004
  Cost                                            $8,635,618
  Market Value . ........................................................           --                --         $ 9,875,497
 Utilities Portfolio
  Shares                                             225,056
  Cost                                            $3,142,405
  Market Value . ........................................................           --                --                --
 Dividend and Growth Portfolio
  Shares                                           3,257,145
  Cost                                           $57,379,334
  Market Value . ........................................................           --                --                --
 Value-Added Market Portfolio
  Shares                                           1,330,752
  Cost                                           $20,216,254
  Market Value . ........................................................           --                --                --
 Growth Portfolio
  Shares                                             254,424
  Cost                                            $3,687,645
  Market Value . ........................................................           --                --                --
 American Value Portfolio ...............................................
  Shares                                           1,358,706
  Cost                                           $22,790,494
  Market Value . ........................................................           --                --                --
 Global Equity Value Portfolio ..........................................
  Shares                                           1,036,396
  Cost                                           $12,899,533
  Market Value . ........................................................           --                --                --
 Due from Hartford Life Insurance Company ...............................           --                --              15,180
 Receivable from fund shares sold . .....................................         20,265             9,526              --
                                                                             -----------       -----------       -----------
 Total Assets ...........................................................      6,713,345           586,439         9,890,677
                                                                             -----------       -----------       -----------
Liabilities:
 Due to Hartford Life Insurance Company . ...............................         20,257             9,527              --
 Payable for fund shares purchased ......................................           --                --              15,175
                                                                             -----------       -----------       -----------
 Total Liabilities . ....................................................         20,257             9,527            15,175
                                                                             -----------       -----------       -----------
 Net Assets (variable annuity contract liabilities) .....................    $ 6,693,088       $   576,912       $ 9,875,502
                                                                             ===========       ===========       ===========
Deferred annuity contracts in the accumulation period:
Individual Sub-Accounts:
 Units Owned by Participants . ..........................................        581,042            50,183           566,884
 Unit Values ............................................................    $ 11.519121       $ 11.496197       $ 17.420684
Annuity contracts in the annuity period:
Individual Sub-Accounts:
 Units Owned by Participants . ..........................................           --                --                --
 Unit Values ............................................................           --                --                --

The accompanying notes are an integral part of these financial statements.

---------------------------------------30--------------------------------------

                      Dividend          Value-Added                           American            Global
   Utilities           Growth             Market             Growth             Value             Equity
   Portfolio          Portfolio          Portfolio         Portfolio          Portfolio          Portfolio
  Sub-Account        Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account
---------------   ----------------   ----------------   ---------------   ----------------   ----------------
         --                 --                 --                --                 --                 --
         --                 --                 --                --                 --                 --
         --                 --                 --                --                 --                 --
  $ 3,895,715               --                 --                --                 --                 --
         --         $ 68,953,762               --                --                 --                 --
         --                 --         $ 25,457,290              --                 --                 --
         --                 --                 --         $ 4,531,284               --                 --
         --                 --                 --                --         $ 29,212,181               --
         --                 --                 --                --                 --         $ 15,079,565
        7,642             36,606             13,212             9,962             38,949             17,614
         --                 --                 --                --                 --                 --
  -----------       ------------       ------------       -----------       ------------       ------------
    3,903,357         68,990,368         25,470,502         4,541,246         29,251,130         15,097,179
  -----------       ------------       ------------       -----------       ------------       ------------
         --                 --                 --                --                 --                 --
        7,112             35,537             13,264            10,002             38,889             17,608
  -----------       ------------       ------------       -----------       ------------       ------------
        7,112             35,537             13,264            10,002             38,889             17,608
  -----------       ------------       ------------       -----------       ------------       ------------
  $ 3,896,245       $ 68,954,831       $ 25,457,238       $ 4,531,244       $ 29,212,241       $ 15,079,571
  ===========       ============       ============       ===========       ============       ============
      207,214          2,897,854          1,269,000           248,548          1,228,115          1,017,891
  $ 18.803031       $  23.795140       $  19.798976       $ 18.230887       $  23.786242       $  14.814524
         --                 --               16,786              --                 --                 --
         --                 --            19.798976              --                 --                 --

---------------------------------------31--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Assets & Liabilities--(continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Developing         Emerging         Diversified
                                                                                 Growth           Markets            Income
                                                                               Portfolio         Portfolio          Portfolio
                                                                              Sub-Account       Sub-Account        Sub-Account
                                                                            ---------------   ---------------   ----------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Developing Growth Portfolio
  Shares                                           356,108
  Cost                                          $5,881,947
  Market Value ..........................................................     $ 7,453,331              --                 --
 Emerging Market Portfolio
  Shares                                           147,677
  Cost                                          $1,605,137
  Market Value ..........................................................            --         $ 1,321,712               --
 Diversified Income Portfolio
  Shares                                         1,006,827
  Cost                                         $10,302,277
  Market Value . ........................................................            --                --         $ 10,259,567
 Mid-Cap Growth Portfolio
  Shares                                           227,702
  Cost                                          $2,499,982
  Market Value ..........................................................            --                --                 --
 Morgan Stanley High Yield Portfolio
  Shares                                            14,091
  Cost                                            $154,843
  Market Value ..........................................................            --                --                 --
 Morgan Stanley MidCap Portfolio
  Shares                                             3,738
  Cost                                             $54,580
  Market Value ..........................................................            --                --                 --
 Morgan Stanley Emerging Market Debt Fund
  Shares                                             5,418
  Cost                                             $53,907
  Market Value ..........................................................            --                --                 --
 Van Kempen Strategic Stock Fund
  Shares                                             8,998
  Cost                                            $101,857
  Market Value ..........................................................            --                --                 --
 Van Kempen Enterprise Fund
  Shares                                               479
  Cost                                              $9,966
  Market Value ..........................................................            --                --                 --
 Due from Hartford Life Insurance Company ...............................            --                --               10,118
 Receivable from fund shares sold .......................................           6,733            37,890               --
                                                                              -----------       -----------       ------------
 Total Assets ...........................................................       7,460,064         1,359,602         10,269,685
                                                                              -----------       -----------       ------------
Liabilities:
 Due to Hartford Life Insurance Company .................................           6,522            37,888                 --
 Payable for fund shares purchased ......................................              --                --             10,120
                                                                              -----------       -----------       ------------
 Total Liabilities ......................................................           6,522            37,888             10,120
                                                                              -----------       -----------       ------------
 Net Assets (variable annuity contract liabilities) .....................     $ 7,453,542       $ 1,321,714       $ 10,259,565
                                                                              ===========       ===========       ============
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 Units Owned by Participants . ..........................................         362,828           146,128            819,073
 Unit Values ............................................................     $ 20.542889       $  9.044886       $  12.525831
Annuity contracts in the annuity period:
Individual Sub-Accounts:
 Units Owned by Participants ............................................            --                --                 --
 Unit Values ............................................................            --                --                 --

The accompanying notes are an integral part of these financial statements.

---------------------------------------32--------------------------------------

--------------------------------------------------------------------------------

                                                         Morgan Stanley
    Mid-Cap        Morgan Stanley     Morgan Stanley        Emerging          Van Kempen         Van Kempen
     Growth          High Yield           MidCap          Markets Debt     Strategic Stock       Enterprise
   Portfolio          Portfolio          Portfolio            Fund               Fund               Fund
  Sub-Account        Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account
---------------   ----------------   ----------------   ---------------   -----------------   ---------------
         --                --                 --                --                 --                  --
         --                --                 --                --                 --                  --
         --                --                 --                --                 --                  --
  $ 2,805,294              --                 --                --                 --                  --
         --          $  155,146               --                --                 --                  --
         --                --           $   54,312              --                 --                  --
         --                --                 --          $   50,386               --                  --
         --                --                 --                --           $  101,232                --
         --                --                 --                --                 --           $    10,094
         --                --                  669              --                9,996                --
          807                 6               --                   2               --                  --
  -----------        ----------         ----------        ----------         ----------         -----------
    2,806,101           155,152             54,981            50,388            111,228              10,094
  -----------        ----------         ----------        ----------         ----------         -----------
          807                 6               --                   2               --                  --
         --                --                  669              --                9,996                --
  -----------        ----------         ----------        ----------         ----------         -----------
          807                 6                669                 2              9,996                --
  -----------        ----------         ----------        ----------         ----------         -----------
  $ 2,805,294        $  155,146         $   54,312        $   50,386         $  101,232         $    10,094
  ===========        ==========         ==========        ==========         ==========         ===========
      225,752            15,540              5,668             5,518             10,366               1,000
  $ 12.426420        $ 9.983667         $ 9.582861        $ 9.131023         $ 9.765936         $ 10.095090
         --                --                 --                --                 --                  --
         --                --                 --                --                 --                  --

---------------------------------------33--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                               North American
                                                                                                 Government       Balanced
                                                                              Money Market       Securities        Growth
                                                                                Portfolio        Portfolio        Portfolio
                                                                               Sub-Account      Sub-Account      Sub-Account
                                                                             --------------   ---------------   ------------
Investment income:
 Dividends ...............................................................       180,741           10,534           92,080
Expenses:
 Mortality and expense undertakings ......................................       (49,517)          (3,508)         (53,403)
                                                                               ---------         --------        ---------
 Net investment income (loss) ............................................       131,224            7,026           38,677
                                                                               ---------         --------        ---------
Capital gains income .....................................................          --               --            182,182
                                                                               ---------         --------        ---------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .......................          --                (76)               5
 Net unrealized appreciation (depreciation) of investments during the
  period .................................................................          --                603          459,195
                                                                               ---------         --------        ---------
  Net gain (loss) on investments .........................................          --                527          459,200
                                                                               ---------         --------        ---------
  Net increase (decrease) in net assets resulting from operations ........     $ 131,224         $  7,553        $ 680,059
                                                                               =========         ========        =========

The accompanying notes are an integral part of these financial statements.

---------------------------------------34--------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global
  Utilities         Growth          Market          Growth          Value           Equity
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------
     35,188         569,297         138,862              --          49,958          118,739
    (21,422)       (429,420)       (163,539)        (28,092)       (171,648)         (95,140)
  ---------      ----------      ----------       ---------      ----------       ----------
     13,766         139,877         (24,677)        (28,092)       (121,690)          23,599
  ---------      ----------      ----------       ---------      ----------       ----------
     40,060       2,757,300         348,777         117,693       2,346,274           51,144
  ---------      ----------      ----------       ---------      ----------       ----------
        218              42           3,484             687             294            1,342
    254,917       4,287,062       1,883,950         271,355       2,125,528        1,458,804
  ---------      ----------      ----------       ---------      ----------       ----------
    255,135       4,287,104       1,887,434         272,042       2,125,822        1,460,146
  ---------      ----------      ----------       ---------      ----------       ----------
  $ 308,961      $7,184,281      $2,211,534       $ 361,643      $4,350,406       $1,534,889
  =========      ==========      ==========       =========      ==========       ==========

---------------------------------------35--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Operations--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Developing       Emerging      Diversified
                                                                                 Growth         Markets         Income
                                                                               Portfolio       Portfolio       Portfolio
                                                                              Sub-Account     Sub-Account     Sub-Account
                                                                             -------------   -------------   ------------
Investment income:
 Dividends ...............................................................         4,657          10,833        320,041
Expenses:
 Mortality and expense undertakings ......................................       (49,405)        (11,636)       (59,920)
                                                                               ---------      ----------      ---------
 Net investment income (loss) ............................................       (44,748)           (803)       260,121
                                                                               ---------      ----------      ---------
Capital gains income .....................................................         9,991           3,882         13,039
                                                                               ---------      ----------      ---------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .......................         5,463         (58,471)           104
 Net unrealized appreciation (depreciation) of investments during the
  period .................................................................       609,496        (317,694)       (86,233)
                                                                               ---------      ----------      ---------
  Net gain (loss) on investments .........................................       614,959        (376,165)       (86,129)
                                                                               ---------      ----------      ---------
  Net increase (decrease) in net assets resulting from operations ........     $ 580,202      $ (373,086)     $ 187,031
                                                                               =========      ==========      =========

*From inception, April 1, 1998 to June 30, 1998.

The accompanying notes are an integral part of these financial statements.

---------------------------------------36--------------------------------------

--------------------------------------------------------------------------------

                                                         Morgan Stanley*
   Mid-Cap       Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    Growth          High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
  Portfolio         Portfolio           Portfolio             Fund                Fund             Fund
 Sub-Account       Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-------------   -----------------   -----------------   ----------------   -----------------   ------------
      7,933            --                   --                 --                --                --
    (16,017)           (221)                 (95)               (92)             (102)             (35)
  ---------          ------             --------            -------            ------            -----
     (8,084)           (221)                 (95)               (92)             (102)             (35)
  ---------          ------             --------            -------            ------            -----
     22,379            --                   --                 --                --                --
  ---------          ------             --------            -------            ------            -----
        241            --                   (643)                (1)             --                --
    175,650             303                 (268)            (3,521)             (625)             129
  ---------          ------             --------            -------            ------            -----
    175,891             303                 (911)            (3,522)             (625)             129
  ---------          ------             --------            -------            ------            -----
  $ 190,186          $   82             $ (1,006)           $(3,614)           $ (727)           $  94
  =========          ======             ========            =======            ======            =====

---------------------------------------37---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Changes in Net Assets
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               North American
                                                                                                 Government        Balanced
                                                                              Money Market       Securities         Growth
                                                                                Portfolio        Portfolio         Portfolio
                                                                               Sub-Account      Sub-Account       Sub-Account
                                                                             --------------   ---------------   --------------
Operations:
 Net investment income (loss) ............................................    $    131,224       $  7,026         $   38,677
 Capital gains income ....................................................            --             --              182,182
 Net realized gain (loss) on security transactions .......................            --              (76)                 5
 Net unrealized appreciation (depreciation) of
  investments during the period ..........................................            --              603            459,195
                                                                              ------------       --------         ----------
 Net increase (decrease) in net assets resulting from operations .........         131,224          7,553            680,059
                                                                              ------------       --------         ----------
Unit transactions:
 Purchases ...............................................................         732,160        168,221          1,661,712
 Net transfers ...........................................................      (1,934,247)        (7,648)         1,857,297
 Surrenders ..............................................................        (544,575)        (2,265)          (170,040)
 Net annuity transactions ................................................            --             --                 --
                                                                              ------------       --------         ----------
 Net increase (decrease) in net assets resulting from
  unit transactions ......................................................      (1,746,662)       158,308          3,348,969
                                                                              ------------       --------         ----------
 Total increase (decrease) in net assets .................................      (1,615,438)       165,861          4,029,028
Net assets:
 Beginning of period .....................................................       8,308,526        411,051          5,846,474
                                                                              ------------       --------         ----------
 End of period ...........................................................    $  6,693,088       $576,912         $9,875,502
                                                                              ============       ========         ==========

--------------------------------------------------------------------------------
Hartford Life Insurance Company

Statement of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                                               North American
                                                                                                 Government
                                                                              Money Market       Securities        Balanced
                                                                                Portfolio        Portfolio         Portfolio
                                                                               Sub-Account      Sub-Account       Sub-Account
                                                                             --------------   ---------------   --------------
Operations:
 Net investment income (loss) ............................................    $    311,465       $  12,978        $   27,082
 Capital gains income ....................................................            --              --              11,255
 Net realized gain (loss) on security transactions .......................            --               134                 1
 Net unrealized appreciation (depreciation) of
  investments during the period ..........................................            --             3,756           532,164
                                                                              ------------       ---------        ----------
 Net increase (decrease) in net assets resulting from operations .........         311,465          16,868           570,502
                                                                              ------------       ---------        ----------
Unit transactions:
 Purchases ...............................................................      10,986,034          80,522         2,480,988
 Net transfers ...........................................................      (7,694,766)           (501)          773,542
 Surrenders ..............................................................        (752,612)        (27,777)         (584,850)
 Net annuity transactions ................................................            --              --                --
                                                                              ------------       ---------        ----------
 Net increase (decrease) in net assets resulting from
  unit transactions ......................................................       2,538,656          52,244         2,669,680
                                                                              ------------       ---------        ----------
 Total increase (decrease) in net assets .................................       2,850,121          69,112         3,240,182
Net assets:
 Beginning of period .....................................................       5,458,405         341,939         2,606,292
                                                                              ------------       ---------        ----------
 End of period ...........................................................    $  8,308,526       $ 411,051        $5,846,474
                                                                              ============       =========        ==========

The accompanying notes are an integral part of these financial statements.

----------------------------------------38--------------------------------------

--------------------------------------------------------------------------------

                    Dividend        Value-Added                         American          Global
  Utilities          Growth            Market           Growth           Value            Equity
  Portfolio        Portfolio         Portfolio        Portfolio        Portfolio         Portfolio
 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
-------------   ---------------   ---------------   -------------   ---------------   --------------
 $   13,766      $    139,877       $   (24,677)     $  (28,092)      $  (121,690)     $    23,599
     40,060         2,757,300           348,777         117,693         2,346,274           51,144
        218                42             3,484             687               294            1,342
    254,917         4,287,062         1,883,950         271,355         2,125,528        1,458,804
 ----------      ------------       -----------      ----------       -----------      -----------
    308,961         7,184,281         2,211,534         361,643         4,350,406        1,534,889
 ----------      ------------       -----------      ----------       -----------      -----------
    760,570         6,083,698         1,767,559         350,931         3,129,291        1,067,551
    429,742         4,640,769         1,101,202         328,828         1,861,847          621,862
    (74,797)       (1,209,216)         (302,661)        (67,390)         (519,332)        (237,565)
       --                --             (41,472)             --                --               --
 ----------      ------------       -----------      ----------       -----------      -----------

  1,115,515         9,515,251         2,524,628         612,369         4,471,806        1,451,848
 ----------      ------------       -----------      ----------       -----------      -----------
  1,424,476        16,699,532         4,736,162         974,012         8,822,212        2,986,737
  2,471,769        52,255,299        20,721,076       3,557,232        20,390,029       12,092,834
 ----------      ------------       -----------      ----------       -----------      -----------
 $3,896,245      $ 68,954,831       $25,457,238      $4,531,244       $29,212,241      $15,079,571
 ==========      ============       ===========      ==========       ===========      ===========

--------------------------------------------------------------------------------

                    Dividend        Value-Added                         American           Global
  Utilities          Growth            Market           Growth           Value          Equity Value
  Portfolio        Portfolio         Portfolio        Portfolio        Portfolio         Portfolio
 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
-------------   ---------------   ---------------   -------------   ---------------   ---------------
 $   25,725      $    207,230       $     1,105      $  (28,598)      $  (147,030)      $   (51,246)
      5,598         1,118,280            25,010           9,815           253,252            13,138
     (1,072)            1,187              (250)            (35)           25,705              (626)
    385,952         5,104,874         2,624,687         423,579         3,404,201              --
 ----------      ------------       -----------      ----------       -----------       -----------
    416,203         6,431,571         2,650,552         404,761         3,536,128           339,530
 ----------      ------------       -----------      ----------       -----------       -----------
    787,145        25,298,127         8,641,262       1,171,717         7,393,097         5,772,577
   (218,038)        5,093,960         1,738,699         745,942         1,198,780         1,004,060
   (112,067)       (2,369,968)         (827,826)       (124,197)         (804,164)         (784,786)
       --                --             341,474            --                --                --
 ----------      ------------       -----------      ----------       -----------       -----------

    457,040        28,022,119         9,893,609       1,793,462         7,787,713         5,991,851
 ----------      ------------       -----------      ----------       -----------       -----------
    873,243        34,453,690        12,544,161       2,198,223        11,323,841         6,331,381
  1,598,526        17,801,609         8,176,915       1,359,009         9,066,188         5,761,453
 ----------      ------------       -----------      ----------       -----------       -----------
 $2,471,769      $ 52,255,299       $20,721,076      $3,557,232       $20,390,029       $12,092,834
 ==========      ============       ===========      ==========       ===========       ===========

---------------------------------------39---------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Statement of Changes in Net Assets--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Developing     Emerging
                                                                                  Growth       Markets
                                                                                Portfolio     Portfolio
                                                                               Sub-Account   Sub-Account
                                                                              ------------- -------------
Operations:
 Net investment income (loss) ...............................................  $  (44,748)   $     (803)
 Capital gains income .......................................................       9,991         3,882
 Net realized gain (loss) on security transactions ..........................       5,463       (58,471)
 Net unrealized appreciation (depreciation) of
  investments during the period .............................................     609,496      (317,694)
                                                                               ----------    ----------
 Net increase (decrease) in net assets resulting from operations ............     580,202      (373,086)
                                                                               ----------    ----------
Unit transactions:
 Purchases ..................................................................     192,614        29,139
 Net transfers ..............................................................      37,160      (245,263)
 Surrenders .................................................................    (175,111)      (52,317)
 Net annuity transactions ...................................................        --            --
                                                                               ----------    ----------
 Net increase (decrease) in net assets resulting from unit transactions .....      54,663      (268,441)
                                                                               ----------    ----------
 Total increase (decrease) in net assets ....................................     634,865      (641,527)
Net assets:
 Beginning of period ........................................................   6,818,677     1,963,241
                                                                               ----------    ----------
 End of period ..............................................................  $7,453,542    $1,321,714
                                                                               ==========    ==========

                                                                                Diversified       Mid-Cap
                                                                                   Income         Growth
                                                                                 Portfolio       Portfolio
                                                                                Sub-Account     Sub-Account
                                                                              --------------- --------------
Operations:
 Net investment income (loss) ...............................................   $   260,121     $   (8,084)
 Capital gains income .......................................................        13,039         22,379
 Net realized gain (loss) on security transactions ..........................           104            241
 Net unrealized appreciation (depreciation) of
  investments during the period .............................................       (86,233)       175,650
                                                                                -----------     ----------
 Net increase (decrease) in net assets resulting from operations ............       187,031        190,186
                                                                                -----------     ----------
Unit transactions:
 Purchases ..................................................................       906,474        382,050
 Net transfers ..............................................................     2,691,671        480,488
 Surrenders .................................................................      (215,675)       (23,582)
 Net annuity transactions ...................................................          --             --
                                                                                -----------     ----------
 Net increase (decrease) in net assets resulting from unit transactions .....     3,382,470        838,956
                                                                                -----------     ----------
 Total increase (decrease) in net assets ....................................     3,569,501      1,029,142
Net assets:
 Beginning of period ........................................................     6,690,064      1,776,152
                                                                                -----------     ----------
 End of period ..............................................................   $10,259,565     $2,805,294
                                                                                ===========     ==========

* From inception April 1, 1998 to June 30, 1998.

--------------------------------------------------------------------------------
Hartford Life Insurance Company

Statement of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                                Developing     Emerging
                                                                                  Growth       Markets
                                                                                Portfolio     Portfolio
                                                                               Sub-Account   Sub-Account
                                                                              ------------- -------------
Operations:
 Net investment income (loss) ...............................................  $  (65,434)   $  (17,516)
 Capital gains income .......................................................        --            --
 Net realized gain (loss) on security transactions ..........................      (5,860)      (14,073)
 Net unrealized appreciation (depreciation) of
  investments during the period .............................................     665,187       (42,909)
                                                                               ----------    ----------
 Net increase (decrease) in net assets resulting from operations ............     593,893       (74,498)
                                                                               ----------    ----------
Unit transactions:
 Purchases ..................................................................   2,012,667       809,422
 Net transfers ..............................................................      36,985         6,465
 Surrenders .................................................................    (235,174)     (120,404)
 Net annuity transactions ...................................................        --            --
                                                                               ----------    ----------
 Net increase (decrease) in net assets resulting from unit transactions .....   1,814,478       695,483
                                                                               ----------    ----------
 Total increase (decrease) in net assets ....................................   2,408,371       620,985
Net assets:
 Beginning of period ........................................................   4,410,306     1,342,256
                                                                               ----------    ----------
 End of period ..............................................................  $6,818,677    $1,963,241
                                                                               ==========    ==========

                                                                               Diversified     Mid-Cap*
                                                                                  Income        Growth
                                                                                Portfolio      Portfolio
                                                                               Sub-Account    Sub-Account
                                                                              ------------- --------------
Operations:
 Net investment income (loss) ...............................................  $  270,857     $    1,157
 Capital gains income .......................................................       7,785           --
 Net realized gain (loss) on security transactions ..........................         153          1,041
 Net unrealized appreciation (depreciation) of
  investments during the period .............................................      12,589        129,661
                                                                               ----------     ----------
 Net increase (decrease) in net assets resulting from operations ............     291,384        131,859
                                                                               ----------     ----------
Unit transactions:
 Purchases ..................................................................   2,936,575      1,190,000
 Net transfers ..............................................................   1,246,736        495,122
 Surrenders .................................................................    (347,647)       (40,829)
 Net annuity transactions ...................................................        --             --
                                                                               ----------     ----------
 Net increase (decrease) in net assets resulting from unit transactions .....   3,835,664      1,644,293
                                                                               ----------     ----------
 Total increase (decrease) in net assets ....................................   4,127,048      1,776,152
Net assets:
 Beginning of period ........................................................   2,563,016           --
                                                                               ----------     ----------
 End of period ..............................................................  $6,690,064     $1,776,152
                                                                               ==========     ==========

*From inception, January 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------40--------------------------------------

--------------------------------------------------------------------------------

                                         Morgan Stanley*
 Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
    Portfolio           Portfolio             Fund                Fund             Fund
   Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-----------------   -----------------   ----------------   -----------------   ------------
    $   (221)           $    (95)           $   (92)           $   (102)         $   (35)
        --                  --                 --                  --               --
        --                  (643)                (1)               --               --
         303                (268)            (3,521)               (625)             129
    --------            --------            -------            --------          -------
          82              (1,006)            (3,614)               (727)              94
    --------            --------            -------            --------          -------
     153,056              36,387             54,000              62,572           10,000
       2,052              18,764               --                39,387             --
         (44)                167               --                  --               --
        --                  --                 --                  --               --
    --------            --------            -------            --------          -------
     155,064              55,318             54,000             101,959           10,000
    --------            --------            -------            --------          -------
     155,146              54,312             50,386             101,232           10,094
        --                  --                 --                  --               --
    --------            --------            -------            --------          -------
    $155,146            $ 54,312            $50,386            $101,232          $10,094
    ========            ========            =======            ========          =======

---------------------------------------41--------------------------------------

Dean Witter Select Dimensions Separate Account Three

Hartford Life Insurance Company
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Organization:

     Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual fund (the Funds) as directed by the contractholders.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

---------------------------------------42--------------------------------------

Select Dimensions
[picture of a deer]

Hartford Life
Insurance Company
Separate Account Five

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Assets & Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        North American
                                                                                          Government         Balanced
                                                                       Money Market       Securities          Growth
                                                                         Portfolio        Portfolio         Portfolio
                                                                        Sub-Account      Sub-Account       Sub-Account
                                                                      --------------   ---------------   ---------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Money Market Portfolio
  Shares                                             22,661
  Cost                                              $22,661
  Market Value ....................................................     $   22,661              --                --
 North American Government Securities Portfolio
  Shares                                                105
  Cost                                               $1,052
  Market Value ....................................................           --         $     1,065              --
 Balanced Growth Portfolio
  Shares                                                254
  Cost                                               $3,613
  Market Value ....................................................           --                --         $     4,089
 Utilities Portfolio
  Shares                                              1,418
  Cost                                              $23,961
  Market Value ....................................................           --                --                --
 Dividend and Growth Portfolio
  Shares                                              4,992
  Cost                                              $97,618
  Market Value ....................................................           --                --                --
 Value-Added Market Portfolio
  Shares                                              1,244
  Cost                                              $23,982
  Market Value ....................................................           --                --                --
 Growth Portfolio
  Shares                                                 71
  Cost                                               $1,040
  Market Value ....................................................           --                --                --
 American Value Portfolio
  Shares                                                738
  Cost                                              $13,088
  Market Value ....................................................           --                --                --
 Global Equity Value Portfolio
  Shares                                              1,901
  Cost                                              $25,693
  Market Value ....................................................           --                --                --
 Developing Growth Portfolio
  Shares                                              2,062
  Cost                                              $39,515
  Market Value ....................................................           --                --                --
 Due from Hartford Life Insurance Company .........................           --                --                --
 Receivable from fund shares sold .................................           --                --                --
                                                                        ----------       -----------       -----------
 Total Assets .....................................................         22,661             1,065             4,089
                                                                        ----------       -----------       -----------
Liabilities:
 Due to Hartford Life Insurance Company . .........................           --                --                --
 Payable for fund shares purchased ................................           --                --                --
                                                                        ----------       -----------       -----------
 Total Liabilities . ..............................................           --                --                --
                                                                        ----------       -----------       -----------
 Net Assets (variable life contract liabilities) ..................     $   22,661       $     1,065       $     4,089
                                                                        ==========       ===========       ===========
Variable life contracts in the accumulation period:
Individual Sub-Accounts:
 Units Owned by Participants ......................................         21,403               100               329
 Unit Values ......................................................     $ 1.058819       $ 10.654800       $ 12.415289

The accompanying notes are an integral part of these financial statements.

---------------------------------------44---------------------------------------

--------------------------------------------------------------------------------

                      Dividend        Value-Added                           American          Global          Developing
   Utilities         and Growth          Market            Growth            Value         Equity Value         Growth
   Portfolio         Portfolio         Portfolio         Portfolio         Portfolio         Portfolio        Portfolio
  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
---------------   ---------------   ---------------   ---------------   ---------------   --------------   ---------------
          --                --                --                --                --               --                --
          --                --                --                --                --               --                --
          --                --                --                --                --               --                --
  $    24,545               --                --                --                --               --                --
          --        $   105,684               --                --                --               --                --
          --                --        $    23,806               --                --               --                --
          --                --                --        $     1,271               --               --                --
          --                --                --                --        $    15,874              --                --
          --                --                --                --                --       $    27,659               --
          --                --                --                --                --               --        $    43,152
          --                --                --                --                --               --                --
          --                --                --                --                --               --                --
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
       24,545           105,684            23,806             1,271            15,874           27,659            43,152
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
          --                --                --                --                --               --                --
          --                --                --                --                --               --                --
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
          --                --                --                --                --               --                --
  -----------       -----------       -----------       -----------       -----------      -----------       -----------
  $    24,545       $   105,684       $    23,806       $     1,271       $    15,874      $    27,659       $    43,152
  ===========       ===========       ===========       ===========       ===========      ===========       ===========
        1,781             8,316             1,850               100             1,047            2,436             3,274
  $ 13.781544       $ 12.707670       $ 12.871221       $ 12.701200       $ 15.161493      $ 11.355579       $ 13.178795


---------------------------------------45--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Assets & Liabilities--(continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Emerging       Diversified         Mid-Cap
                                                                       Markets           Income            Growth
                                                                      Portfolio        Portfolio         Portfolio
                                                                     Sub-Account      Sub-Account       Sub-Account
                                                                    -------------   ---------------   ---------------
Assets:
Investments in Dean Witter Select Dimensions Investment Series:
 Emerging Market Portfolio
  Shares                                           83
  Cost                                         $1,011
  Market Value ..................................................    $      741                --                --
  Diversified Income Portfolio
  Shares                                        3,111
  Cost                                        $31,774
  Market Value . ................................................            --       $    31,703                --
 Mid-Cap Growth Portfolio
  Shares                                          520
  Cost                                         $5,514
  Market Value ..................................................            --                --       $     6,401
 Morgan Stanley High Yield Portfolio
  Shares                                           91
  Cost                                         $1,000
  Market Value ..................................................            --                --                --
 Morgan Stanley MidCap Portfolio
  Shares                                           65
  Cost                                         $1,000
  Market Value ..................................................            --                --                --
 Morgan Stanley Emerging Markets Debt Fund
  Shares                                        2,156
  Cost                                        $21,168
  Market Value . ................................................            --                --                --
 Van Kempen Strategic Stock Fund
  Shares                                           87
  Cost                                         $1,000
  Market Value ..................................................            --                --                --
 Van Kempen Enterprise Fund
  Shares                                           47
  Cost                                         $1,000
  Market Value ..................................................            --                --                --
 Due from Hartford Life Insurance Company .......................            --                --                --
 Receivable from fund shares sold . .............................            --                --                --
                                                                     ----------       -----------       -----------
 Total Assets ...................................................           741            31,703             6,401
                                                                     ----------       -----------       -----------
Liabilities:
 Due to Hartford Life Insurance Company . .......................            --                --                --
 Payable for fund shares purchased ..............................            --                --                --
                                                                     ----------       -----------       -----------
Total Liabilities . .............................................            --                --                --
                                                                     ----------       -----------       -----------
Net Assets (variable life contract liabilities) .................    $      741       $    31,703       $     6,401
                                                                     ==========       ===========       ===========
Variable life contracts in the accumulation period:
Individual Sub-Accounts:
 Units Owned by Participants . ..................................           100             2,892               494
 Unit Values ....................................................    $ 7.412100       $ 10.962161       $ 12.962385

The accompanying notes are an integral part of these financial statements.

----------------------------------------46--------------------------------------

--------------------------------------------------------------------------------

                                       Morgan Stanley
 Morgan Stanley     Morgan Stanley        Emerging          Van Kempen        Van Kempen
   High Yield           MidCap          Markets Debt     Strategic Stock      Enterprise
    Portfolio          Portfolio            Fund               Fund              Fund
   Sub-Account        Sub-Account       Sub-Account        Sub-Account        Sub-Account
----------------   ----------------   ---------------   -----------------   --------------
         --                 --                --                 --                 --
         --                 --                --                 --                 --
         --                 --                --                 --                 --
    $     997               --                --                 --                 --
         --            $     950              --                 --                 --
         --                 --           $  20,050               --                 --
         --                 --                --            $     974               --
         --                 --                --                 --            $     997
         --                 --                --                 --                 --
         --                 --                --                 --                 --
    ---------          ---------         ---------          ---------          ---------
          997                950            20,050                974                997
    ---------          ---------         ---------          ---------          ---------
         --                 --                --                 --                 --
         --                 --                --                 --                 --
    ---------          ---------         ---------          ---------          ---------
         --                 --                --                 --                 --
    ---------          ---------         ---------          ---------          ---------
    $     997          $     950         $  20,050          $     974          $     997
    =========          =========         =========          =========          =========
          100                100             2,201                100                100
    $9.972900          $9.502900         $9.108686          $9.740300          $9.971600

---------------------------------------47--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Operations
or the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   North American       Balanced
                                                                Money Market     Gov't. Securities       Growth
                                                                  Portfolio          Portfolio          Portfolio
                                                                 Sub-Account        Sub-Account        Sub-Account
                                                               --------------   -------------------   ------------
Investment income:
 Dividends .................................................       $1,111               $22               $ 48
                                                                   ------               ---               ----
  Net investment income (loss) . ...........................        1,111                22                 48
                                                                   ------               ---               ----
Capital gains income .......................................           --                --                 86
                                                                   ------               ---               ----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........           --                --                 --
 Net unrealized appreciation (depreciation) of
  investments during the period ............................           --                 1                268
                                                                   ------               ---               ----
  Net gain (loss) on investments ...........................           --                 1                268
                                                                   ------               ---               ----
  Net increase (decrease) in net assets resulting from
   operations ..............................................       $1,111               $23               $402
                                                                   ======               ===               ====

The accompanying notes are an integral part of these financial statements.

---------------------------------------48--------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global        Developing
  Utilities       and Growth        Market          Growth          Value        Equity Value       Growth
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------   ------------
     $ 64          $   962         $   36            $ --          $   79          $  271          $   14
     ----          -------         ------            ----          ------          ------          ------
       64              962             36              --              79             271              14
     ----          -------         ------            ----          ------          ------          ------
      273            4,319            331              34           1,308              96              58
     ----          -------         ------            ----          ------          ------          ------
        1            4,793              1              --           5,360           5,139              12
      375            4,346           (322)             88             104           2,179           2,091
     ----          -------         ------            ----          ------          ------          ------
      376            9,139           (321)             88           5,464           7,318           2,103
     ----          -------         ------            ----          ------          ------          ------
     $713          $14,420         $   46            $122          $6,851          $7,685          $2,175
     ====          =======         ======            ====          ======          ======          ======

---------------------------------------49--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Operations--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                  Emerging      Diversified       Mid-Cap
                                                                  Markets          Income         Growth
                                                                 Portfolio       Portfolio       Portfolio
                                                                Sub-Account     Sub-Account     Sub-Account
                                                               -------------   -------------   ------------
Investment income:
 Dividends .................................................     $      6         $  482           $ 23
                                                                 --------         ------           ----
  Net investment income (loss) . ...........................            6            482             23
                                                                 --------         ------           ----
Capital gains income                                                    2             42             53
                                                                 --------         ------           ----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........       (1,107)            --              4
 Net unrealized appreciation (depreciation) of
  investments during the period ............................         (195)          (131)           476
                                                                 --------         ------           ----
  Net gain (loss) on investments ...........................       (1,302)          (131)           480
                                                                 --------         ------           ----
  Net increase (decrease) in net assets resulting from
   operations ..............................................     $ (1,294)        $  393           $556
                                                                 ========         ======           ====

* From inception, April 1, 1998 to June 30, 1998.

The accompanying notes are an integral part of these financial statements.

---------------------------------------50--------------------------------------

--------------------------------------------------------------------------------

                                         Morgan Stanley*
 Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
    Portfolio           Portfolio             Fund                Fund             Fund
   Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-----------------   -----------------   ----------------   -----------------   ------------
      $--                $ --              $    --             $   --            $  --
      ----                ----              -------              -----              ---
       --                  --                   --                 --               --
      ----                ----              -------              -----              ---
       --                  --                   --                 --               --
      ----                ----              -------              -----              ---
       --                  --                   --                 --               --
        (3)                (50)              (1,118)               (26)              (3)
      ----                ----              -------              -----              ---
        (3)                (50)              (1,118)               (26)              (3)
      ----                ----              -------              -----              ---
      $ (3)               $(50)             $(1,118)             $ (26)             $(3)
      ====                ====              =======              =====              ===

---------------------------------------51--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Changes in Net Assets
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          North American
                                                                                            Government       Balanced
                                                                         Money Market       Securities        Growth
                                                                           Portfolio        Portfolio        Portfolio
                                                                          Sub-Account      Sub-Account      Sub-Account
                                                                        --------------   ---------------   ------------
Operations:
 Net investment income (loss) .......................................     $    1,111          $   22          $   48
 Capital gains income ...............................................             --              --              86
 Net realized gain (loss) on security transactions ..................             --              --             --
 Net unrealized appreciation (depreciation) of
  investments during the period .....................................             --               1             268
                                                                          ----------          ------          ------
 Net increase (decrease) in net assets resulting from
  operations ........................................................          1,111              23             402
                                                                          ----------          ------          ------
Unit transactions:
 Purchases ..........................................................        133,274              --             --
 Net transfers ......................................................        (23,277)             --             --
 Surrenders .........................................................       (110,612)             --             (27)
 Loan withdrawals ...................................................             --              --             --
 Cost of insurance ..................................................           (202)             --              (9)
                                                                          ----------          ------           -----
 Net increase (decrease) in net assets resulting from unit
  transactions ......................................................           (817)             --             (36)
                                                                          ----------          ------          ------
 Total increase (decrease) in net assets . ..........................            294              23             366
Net assets:
 Beginning of period . ..............................................         22,367           1,042           3,723
                                                                          ----------          ------          ------
 End of period ......................................................     $   22,661          $1,065          $4,089
                                                                          ==========          ======          ======

--------------------------------------------------------------------------------
Hartford Life Insurance Company

Statement of Changes in Net Assets
For the Period from Inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------

                                                                                 North American
                                                                                   Government       Balanced
                                                                Money Market       Securities        Growth
                                                                  Portfolio        Portfolio        Portfolio
                                                                 Sub-Account      Sub-Account      Sub-Account
                                                               --------------   ---------------   ------------
 Operations:
  Net investment income (loss) .............................     $      950          $   30         $    17
  Capital gains income .....................................             --              --               3
  Net realized gain(loss) on security transactions .........             --              --              --
  Net unrealized appreciation (depreciation) of
   investments during the period ...........................             --              12             208
                                                                  ---------          ------          ------
  Net increase (decrease) in net assets resulting from
   operations ..............................................            950              42             228
                                                                  ---------          ------          ------
 Unit transactions:
  Purchases ................................................        259,950           1,000           1,000
  Net transfers ............................................       (237,803)             --           2,500
  Surrenders ...............................................           (491)             --              (4)
  Loan withdrawals .........................................             --              --              --
  Cost of insurance ........................................           (239)             --              (1)
                                                                  ---------          ------          ------
  Net increase (decrease) in net assets resulting from
   unit transactions .......................................         21,417           1,000           3,495
                                                                  ---------          ------          ------
  Total increase (decrease) in net assets . ................         22,367           1,042           3,723
 Net assets:
  Beginning of period ......................................             --              --              --
                                                                  ---------          ------          ------
  End of period ............................................      $  22,367          $1,042          $3,723
                                                                  =========          ======          ======

The accompanying notes are an integral part of these financial statements.

---------------------------------------52--------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global        Developing
  Utilities       and Growth        Market          Growth          Value        Equity Value       Growth
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------   ------------
   $    64        $     962        $    36        $     --        $      79       $     271        $    14
       273            4,319            331              34            1,308              96             58
         1            4,793              1              --            5,360           5,139             12
       375            4,346           (322)             88              104           2,179          2,091
   -------        ---------        -------          ------        ---------       ---------        -------
       713           14,420             46             122            6,851           7,685          2,175
   -------        ---------        -------          ------        ---------       ---------        -------
        --               --             --              --               --              --             --
    22,644          (13,484)        22,646              --          (36,520)        (37,286)        21,316
       (32)          (2,558)           (32)             --           (1,955)         (2,083)          (196)
        --            1,673             --              --            1,673           1,723             --
       (12)            (325)           (12)             --             (100)           (142)           (75)
   -------        ---------        -------          ------        ---------       ---------        -------
    22,600          (14,694)        22,602              --          (36,902)        (37,788)        21,045
   -------        ---------        -------          ------        ---------       ---------        -------
    23,313             (274)        22,648             122          (30,051)         30,103         23,220
     1,232          105,958          1,158           1,149           45,925          57,762         19,932
   -------        ---------        -------          ------        ---------       ---------        -------
   $24,545        $ 105,684        $23,806          $1,271        $  15,874       $  27,659        $43,152
   =======        =========        =======          ======        =========       =========        =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   Dividend      Value-Added                       American         Global        Developing
  Utilities       and Growth        Market          Growth          Value        Equity Value       Growth
  Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------   -------------   -------------   -------------   -------------   --------------   ------------
    $   18        $    729          $   10          $    1        $     33         $    111        $     7
         4              37               2               5              22                2             --
        --              49              --              --              64               58              8
       210           3,719             146             143           2,682             (214)         1,546
    ------        --------          ------          ------        --------         --------        -------
       232           4,534             158             149           2,801              (43)         1,561
    ------        --------          ------          ------        --------         --------        -------
     1,000           1,000           1,000           1,000           1,000            1,000          1,000
        --         102,911              --              --          43,968           58,859         17,580
        --            (607)             --              --            (138)            (256)          (151)
        --          (1,647)             --              --          (1,653)          (1,700)            --
        --            (233)             --              --             (53)             (98)           (58)
    ------        --------          ------          ------        --------         --------        -------
     1,000         101,424           1,000           1,000          43,124           57,805         18,371
    ------        --------          ------          ------        --------         --------        -------
     1,232         105,958           1,158           1,149          45,925           57,762         19,932
        --              --              --              --              --               --             --
    ------        --------          ------          ------        --------         --------        -------
    $1,232        $105,958          $1,158          $1,149        $ 45,925         $ 57,762        $19,932
    ======        ========          ======          ======        ========         ========        =======

----------------------------------------53--------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Statement of Changes in Net Assets--(continued)
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Emerging      Diversified       Mid-Cap
                                                                                   Markets          Income         Growth
                                                                                  Portfolio       Portfolio       Portfolio
                                                                                 Sub-Account     Sub-Account     Sub-Account
                                                                                -------------   -------------   ------------
Operations:
 Net investment income (loss) ...............................................     $      6         $   482         $   23
 Capital gains income .......................................................            2              42             53
 Net realized gain (loss) on security transactions ..........................       (1,107)             --              4
 Net unrealized appreciation (depreciation) of investments during the
  period ....................................................................         (195)           (131)           476
                                                                                  --------         -------         ------
 Net increase (decrease) in net assets resulting from operations ............       (1,294)            393            556
                                                                                  --------         -------         ------
Unit transactions:
 Purchases ..................................................................           --              --             --
 Net transfers ..............................................................        1,107          22,648             --
 Surrenders .................................................................           --            (107)           (45)
 Loan withdrawals ...........................................................           --              --             --
 Cost of insurance ..........................................................           --             (38)           (16)
                                                                                  --------         -------         ------
 Net increase (decrease) in net assets resulting from unit transactions .....        1,107          22,503            (61)
                                                                                  --------         -------         ------
 Total increase (decrease) in net assets ....................................         (187)         22,896            495
Net assets:
 Beginning of period ........................................................          928           8,807          5,906
                                                                                  --------         -------         ------
 End of period ..............................................................     $    741         $31,703         $6,401
                                                                                  ========         =======         ======

*From inception, April 1, 1998 to June 30, 1998.
--------------------------------------------------------------------------------
Hartford Life Insurance Company
Statement of Changes in Net Assets
For the Period from Inception, May 20, 1997 to December 31, 1997
--------------------------------------------------------------------------------

                                                                                   Emerging      Diversified      Mid-Cap*
                                                                                   Markets          Income         Growth
                                                                                  Portfolio       Portfolio       Portfolio
                                                                                 Sub-Account     Sub-Account     Sub-Account
                                                                                -------------   -------------   ------------
Operations:
 Net investment income (loss) ...............................................      $    3          $  348          $   23
 Capital gains income .......................................................          --               2              --
 Net realized gain (loss) on security transactions ..........................          --              --              --
 Net unrealized appreciation (depreciation) of investments during the
  period ....................................................................         (75)             59             411
                                                                                   ------          ------          ------
 Net increase (decrease) in net assets resulting from operations ............         (72)            409             434
                                                                                   ------          ------           -----
Unit transactions:
 Purchases ..................................................................       1,000           1,000           1,000
 Net transfers ..............................................................          --           7,487           4,498
 Surrenders .................................................................          --              --              --
 Loan withdrawals ...........................................................          --             (66)            (19)
 Cost of insurance ..........................................................          --             (23)             (7)
                                                                                   ------          ------          ------
 Net increase (decrease) in net assets resulting from unit transactions .....       1,000           8,398           5,472
                                                                                   ------          ------          ------
 Total increase (decrease) in net assets . ..................................         928           8,807           5,906
Net assets:
 Beginning of period . ......................................................          --              --             --
                                                                                   ------          ------          ------
 End of period ..............................................................      $  928          $8,807          $5,906
                                                                                   ======          ======          ======

*From inception, January, 21, 1997 to December 31, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------------------------54--------------------------------------

--------------------------------------------------------------------------------


                                         Morgan Stanley*
 Morgan Stanley*     Morgan Stanley*        Emerging          Van Kempen*       Van Kempen*
    High Yield            MidCap          Markets Debt      Strategic Stock     Enterprise
    Portfolio           Portfolio             Fund                Fund             Fund
   Sub-Account         Sub-Account         Sub-Account        Sub-Account       Sub-Account
-----------------   -----------------   ----------------   -----------------   ------------
   $   --              $     --          $        --           $    --         $     --
       --                    --                   --                --               --
       --                    --                   --                --               --
       (3)                  (50)              (1,118)              (26)              (3)
   ------              --------              -------           -------         --------
       (3)                  (50)              (1,118)              (26)              (3)
   ------              --------              -------           -------         --------
    1,000                 1,000                1,000             1,000            1,000
       --                    --               20,208                --               --
       --                    --                  (29)               --               --
       --                    --                   --                --               --
       --                    --                  (11)               --               --
   ------              --------              -------           -------         --------
    1,000                 1,000               21,168             1,000            1,000
   ------              --------              -------           -------         --------
      997                   950               20,050               974              997
       --                    --                   --                --               --
   ------              --------              -------           -------         --------
   $  997                $  950              $20,050           $   974            $ 997
   ======              ========              =======           =======         ========

--------------------------------------------------------------------------------

---------------------------------------55---------------------------------------

Dean Witter Select Dimensions Separate Account Five

Hartford Life Insurance Company
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization:

     Separate Account Five (the Account) is a separate investment account with Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  Significant Accounting Policies:

     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Dean Witter Select Dimensions Mutual Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.


     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  Administration of the Account and Related Charges:

     In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.


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Hartford Life
P.O. Box 2999
Hartford, CT 06104-2999



Principal Underwriter for the Separate Accounts:
Hartford Equity Sales Company, Inc. (HESCO)
200 Hopmeadow Street
Simsbury, CT 06089

Hartford Securities Distribution Company, Inc. (HSD)
200 Hopmeadow Street
Simsbury, CT 06089


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       PAID
    PERMIT #20
   HOLLISTON, MA
       01746
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Hartford Life
Hartford Life and Annuity
Insurance Company
Individual Annuity Operations
P.O. Box 5085
Hartford, CT 05102-5085